THE WRIGHT MANAGED BLUE CHIP SERIES TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Blue Chip Series Trust (1933 Act File No. 33-61314) certifies (a) that the forms of prospectuses and statements of additional information dated April 30, 1999, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 8 was filed electronically with the Commission (Accession No. 0000715165-99-000037) on April 30, 1999.

                       Wright Selected Blue Chip Portfolio
                    Wright International Blue Chip Portfolio
                   Catholic Values Equity Investment Portfolio



THE WRIGHT MANAGED BLUE CHIP SERIES TRUST


By:      /S/ Janet E. Sanders

            Janet E. Sanders
           Assisitant Secretary

Date:   May 7, 1999